Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pursuant to Item 402(v) of Regulation S-K, we are providing the following information about the relationship between CAP for the Company’s CEO and non-CEO NEOs and certain aspects of the financial performance of the Company. The CAP values disclosed do not reflect the actual amount of compensation paid to our NEOs during the applicable year. The Compensation Committee does not utilize CAP as a basis for making compensation decisions. For information regarding compensation decisions made by our Compensation Committee, refer to the “Compensation Discussion and An alysis
” section beginning on page
51
.

Year	Summary Compensation Table Total for CEO (1) ($)	CAP to CEO (3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (2) ($)	Average CAP to Non-CEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (6) ($B)	EBIT- adjusted (7) ($B)
					TSR (4) ($)	Peer Group TSR (5) ($)

2022	28,979,570	(16,991,516)	10,539,930	(2,724,335)	94	128	9.708	14.474

2021	29,136,780	76,096,506	9,982,519	19,443,928	164	188	9.945	14.295

2020	23,657,987	45,185,399	6,632,869	5,817,820	116	151	6.321	9.710

(1)	Ms. Barra served as our CEO in 2022, 2021, and 2020.

(2)
Non-CEO NEOs in 2022 and 2021 included Messrs. Jacobson, Reuss, Parks, and Carlisle.
Non-CEO
NEOs in 2020 included Messrs. Jacobson, Reuss, Parks, and Carlisle, Ms. Dhivya Suryadevara (Former Executive Vice President and Chief Financial Officer), Mr. John Stapleton (Vice President and Chief Financial Officer, North America and Former Acting Chief Financial Officer), and Mr. Barry Engle (Former Executive Vice President and President, North America).

(3)	Reflects CAP values computed in accordance with Item 402(v) of Regulation S-K and FASB ASC Topic 718.

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

SCT Total	28,979,570	10,539,930	29,136,780	9,982,519	23,657,987	6,632,869

Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	—	—	—	(423,608)	(141,675)

Plus: Service Cost for Pension Plans	—	—	—	—	—	149

Less: Amount Reported in the “Stock Awards” Column of the SCT	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)	(13,093,722)	(3,793,686)

Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	8,629,590	3,227,799	18,914,281	6,574,982	18,050,565	3,545,877

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	(25,258,220)	(7,683,634)	25,646,494	5,307,302	10,087,483	768,879

Change in Fair Value of Stock Awards that Vested in the Covered Year	(4,942,601)	(732,230)	5,626,432	646,960	(847,866)	(1,522)

Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	—	—	—	—	(1,617,289)

Less: Amount Reported in the “Option Awards” Column of the SCT	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)	(3,750,002)	(974,378)

Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	2,584,980	966,880	3,694,210	1,284,177	10,379,470	1,434,466

Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	(5,055,582)	(1,267,702)	6,628,520	1,281,139	2,881,004	231,707

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Change in Fair Value of Option Awards that Vested in the Covered Year	(2,429,243)	(481,646)	4,969,494	804,660	(1,755,912)	(177,797)

Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	(89,780)

CAP Total	(16,991,516)	(2,724,335)	76,096,506	19,443,928	45,185,399	5,817,820

(4)
Represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning December 31, 2019, and ending December 31, 2022, 2021, or 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K as required under Item 402(v) of Regulation S-K.

(5)
Represents the cumulative TSR of the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”) of an initial investment of $100 for the measurement period beginning December 31, 2019, and ending December 31, 2022, 2021, or 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K as required under Item 402(v) of Regulation S-K.

(6)	Reflects net income as shown in the Company’s Annual Report on Form 10-K for the years ended December 31, 2022, 2021, and 2020.

(7)
Reflects EBIT-adjusted, the company-selected measure for 2022, as shown in the Company’s Annual Report on Form
10-K
for the years ended December 31, 2022, 2021, and 2020. Refer to Appendix A for a reconciliation of EBIT-adjusted to its closest comparable GAAP measure. Please note EBIT-adjusted may not have been the company-selected measure for 2021 and 2020, and we may determine a different measure to be the company-selected measure in future years.

Company Selected Measure Name	EBIT-adjusted
Named Executive Officers, Footnote [Text Block]	Non-CEO NEOs in 2022 and 2021 included Messrs. Jacobson, Reuss, Parks, and Carlisle.
Non-CEO
	NEOs in 2020 included Messrs. Jacobson, Reuss, Parks, and Carlisle, Ms. Dhivya Suryadevara (Former Executive Vice President and Chief Financial Officer), Mr. John Stapleton (Vice President and Chief Financial Officer, North America and Former Acting Chief Financial Officer), and Mr. Barry Engle (Former Executive Vice President and President, North America).
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”) of an initial investment of $100 for the measurement period beginning December 31, 2019, and ending December 31, 2022, 2021, or 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K as required under Item 402(v) of Regulation S-K.
PEO Total Compensation Amount	$ 28,979,570	$ 29,136,780	$ 23,657,987
PEO Actually Paid Compensation Amount	$ (16,991,516)	76,096,506	45,185,399
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Reflects CAP values computed in accordance with Item 402(v) of Regulation S-K and FASB ASC Topic 718.

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

SCT Total	28,979,570	10,539,930	29,136,780	9,982,519	23,657,987	6,632,869

Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	—	—	—	(423,608)	(141,675)

Plus: Service Cost for Pension Plans	—	—	—	—	—	149

Less: Amount Reported in the “Stock Awards” Column of the SCT	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)	(13,093,722)	(3,793,686)

Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	8,629,590	3,227,799	18,914,281	6,574,982	18,050,565	3,545,877

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	(25,258,220)	(7,683,634)	25,646,494	5,307,302	10,087,483	768,879

Change in Fair Value of Stock Awards that Vested in the Covered Year	(4,942,601)	(732,230)	5,626,432	646,960	(847,866)	(1,522)

Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	—	—	—	—	(1,617,289)

Less: Amount Reported in the “Option Awards” Column of the SCT	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)	(3,750,002)	(974,378)

Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	2,584,980	966,880	3,694,210	1,284,177	10,379,470	1,434,466

Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	(5,055,582)	(1,267,702)	6,628,520	1,281,139	2,881,004	231,707

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Change in Fair Value of Option Awards that Vested in the Covered Year	(2,429,243)	(481,646)	4,969,494	804,660	(1,755,912)	(177,797)

Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	(89,780)

CAP Total	(16,991,516)	(2,724,335)	76,096,506	19,443,928	45,185,399	5,817,820

Non-PEO NEO Average Total Compensation Amount	$ 10,539,930	9,982,519	6,632,869
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,724,335)	19,443,928	5,817,820
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Reflects CAP values computed in accordance with Item 402(v) of Regulation S-K and FASB ASC Topic 718.

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

SCT Total	28,979,570	10,539,930	29,136,780	9,982,519	23,657,987	6,632,869

Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	—	—	—	(423,608)	(141,675)

Plus: Service Cost for Pension Plans	—	—	—	—	—	149

Less: Amount Reported in the “Stock Awards” Column of the SCT	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)	(13,093,722)	(3,793,686)

Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	8,629,590	3,227,799	18,914,281	6,574,982	18,050,565	3,545,877

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	(25,258,220)	(7,683,634)	25,646,494	5,307,302	10,087,483	768,879

Change in Fair Value of Stock Awards that Vested in the Covered Year	(4,942,601)	(732,230)	5,626,432	646,960	(847,866)	(1,522)

Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	—	—	—	—	(1,617,289)

Less: Amount Reported in the “Option Awards” Column of the SCT	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)	(3,750,002)	(974,378)

Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	2,584,980	966,880	3,694,210	1,284,177	10,379,470	1,434,466

Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	(5,055,582)	(1,267,702)	6,628,520	1,281,139	2,881,004	231,707

	2022		2021		2020

	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Change in Fair Value of Option Awards that Vested in the Covered Year	(2,429,243)	(481,646)	4,969,494	804,660	(1,755,912)	(177,797)

Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	(89,780)

CAP Total	(16,991,516)	(2,724,335)	76,096,506	19,443,928	45,185,399	5,817,820

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Most-Important Measures

EBIT-adjusted

EBIT-adjusted Margin

Relative TSR

Total Shareholder Return Amount	$ 94	164	116
Peer Group Total Shareholder Return Amount	128	188	151
Net Income (Loss)	$ 9,708,000,000	$ 9,945,000,000	$ 6,321,000,000
Company Selected Measure Amount	14,474,000,000	14,295,000,000	9,710,000,000
PEO Name	Ms. Barra
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBIT-adjusted
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBIT-adjusted Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Change in Fair Value of Option Awards that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,429,243)	$ 4,969,494	$ (1,755,912)
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,055,582)	6,628,520	2,881,004
PEO [Member] | Yearend Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,584,980	3,694,210	10,379,470
PEO [Member] | Amount Reported in the Option Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,875,010)	(3,937,507)	(3,750,002)
PEO [Member] | Change in Fair Value of Stock Awards that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,942,601)	5,626,432	(847,866)
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,258,220)	25,646,494	10,087,483
PEO [Member] | Yearend Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,629,590	18,914,281	18,050,565
PEO [Member] | Amount Reported in the Stock Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,625,000)	(14,582,198)	(13,093,722)
PEO [Member] | Change in Actuarial Present Value Reported in the Change in Pension Value and NQ Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(423,608)
Non-PEO NEO [Member] | Fair Value of Option Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(89,780)
Non-PEO NEO [Member] | Change in Fair Value of Option Awards that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(481,646)	804,660	(177,797)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,267,702)	1,281,139	231,707
Non-PEO NEO [Member] | Yearend Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	966,880	1,284,177	1,434,466
Non-PEO NEO [Member] | Amount Reported in the Option Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,823,438)	(1,368,752)	(974,378)
Non-PEO NEO [Member] | Fair Value of Stock Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,617,289)
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(732,230)	646,960	(1,522)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,683,634)	5,307,302	768,879
Non-PEO NEO [Member] | Yearend Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,227,799	6,574,982	3,545,877
Non-PEO NEO [Member] | Amount Reported in the Stock Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,470,294)	$ (5,069,059)	(3,793,686)
Non-PEO NEO [Member] | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			149
Non-PEO NEO [Member] | Change in Actuarial Present Value Reported in the Change in Pension Value and NQ Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (141,675)